UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Jacobs Asset Management, L.L.C.

Address:  One Fifth Avenue
          New York, NY 10003


13F File Number: 028-11647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Sy Jacobs
Title:    Managing Member
Phone:    (212) 271-5526


Signature, Place and Date of Signing:

  /s/ Sy Jacobs                  New York, NY                May 13, 2008
------------------           ---------------------       ---------------------
 [Signature]                     [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 50

Form 13F Information Table Value Total: $195,407
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number          Name

1.        028-11646                     JAM Partners, LP

                                                     FORM 13F INFORMATION TABLE
                                                    Jacobs Asset Management, LLC

                              TITLE                    VALUE   SHRS OR   SH/ PUT/ INVESTMENT      OTHR        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS     CUSIP      (X$1000) PRN AMT   PRN CALL DISCRETION      MGRS   SOLE        SHARED    NONE

ASSURED GUARANTY LTD          COM          G0585R106   9,496     400,000 SH       Shared-Defined   1               400,000
FLAGSTONE REINSURANCE HLDGS   SHS          G3529T105   1,210     100,000 SH       Shared-Defined   1               100,000
MAX CAPITAL GROUP LTD         SHS          G6052F103   6,246     238,479 SH       Shared-Defined   1               238,479
NICHOLAS FINANCIAL INC        COM NEW      65373J209   1,609     260,764 SH       Shared-Defined   1               260,764
AMERICAN BANCORP N J INC      COM          02407E104   3,574     343,000 SH       Shared-Defined   1               343,000
ANWORTH MORTGAGE ASSET CP     COM          37347101   10,838   1,767,950 SH       Shared-Defined   1             1,767,950
AON CORP                      COM          37389103    8,957     222,800 SH       Shared-Defined   1               222,800
AXIS CAPITAL HOLDINGS         SHS          G0692U109   3,823     112,500 SH       Shared-Defined   1               112,500
BANKUNITED FINL CORP          CL A         06652B103   1,030     205,682 SH       Shared-Defined   1               205,682
BENEFICIAL MUTUAL BANCORP IN  COM          08173R104   5,329     538,800 SH       Shared-Defined   1               538,800
BROOKLINE BANCORP INC DEL     COM          11373M107   4,018     350,000 SH       Shared-Defined   1               350,000
CAPE BANCORP INC              COM          139209100   2,617     268,644 SH            Sole       NONE   268,644
CAPE BANCORP INC              COM          139209100   7,558     775,945 SH       Shared-Defined   1               775,945
CAPSTEAD MTG CORP             COM NO PAR   14067E506   3,696     324,237 SH       Shared-Defined   1               324,237
CARE INVESTMENT TRUST INC     COM          141657106   2,167     205,400 SH       Shared-Defined   1               205,400
CENTER BANCORP INC            COM          151408101   3,570     336,200 SH       Shared-Defined   1               336,200
CENTRAL BANCORP INC MASS      COM          152418109     708      38,396 SH       Shared-Defined   1                38,396
CENTURY BANCORP INC           CL A NON VTG 156432106   6,008     298,885 SH       Shared-Defined   1               298,885
COUNTRYWIDE FINANCIAL CORP    COM          222372104     140      25,500 SH  PUT  Shared-Defined   1                25,500
DANVERS BANCORP INC           COM          236442109   2,834     282,000 SH       Shared-Defined   1               282,000
DOWNEY FINL CORP              COM          261018105   1,654      90,000 SH       Shared-Defined   1                90,000
ESSA BANCORP INC              COM          29667D104   2,926     249,019 SH            Sole       NONE   249,019
ESSA BANCORP INC              COM          29667D104   9,458     804,900 SH       Shared-Defined   1               804,900
FEDERAL TR CORP               COM          314012105     645     388,516 SH       Shared-Defined   1               388,516
FIRST CMNTY BANCORP CALIF     COM          31983B101   2,642      98,400 SH       Shared-Defined   1                98,400
FIRST COMWLTH FINL CORP PA    COM          319829107   2,652     228,800 SH       Shared-Defined   1               228,800
GOLDLEAF FINANCIAL SOLUTIONS  COM NEW      38144H208   1,936     949,000 SH       Shared-Defined   1               949,000
KEARNY FINL CORP              COM          487169104   1,369     125,000 SH       Shared-Defined   1               125,000
LIBERTY BANCORP INC           COM          53017Q102   2,579     255,600 SH       Shared-Defined   1               255,600
MGIC INVT CORP WIS            COM          552848103   3,422     325,000 SH       Shared-Defined   1               325,000
NEWALLIANCE BANCSHARES INC    COM          650203102   3,678     300,000 SH       Shared-Defined   1               300,000
NEWPORT BANCORP INC           COM          651754103   2,998     250,000 SH       Shared-Defined   1               250,000
NORTH VALLEY BANCORP          COM          66304M105   1,319     110,809 SH       Shared-Defined   1               110,809
ORIGEN FINL INC               COM          68619E208     751     636,585 SH       Shared-Defined   1               636,585
ORITANI FINL CORP             COM          686323106   5,823     383,854 SH       Shared-Defined   1               383,854
PLATINUM UNDERWRITER HLDGS L  COM          G7127P100   2,597      80,000 SH       Shared-Defined   1                80,000
PROVIDENT FINL HLDGS INC      COM          743868101   5,692     356,893 SH       Shared-Defined   1               356,893
ROMA FINANCIAL CORP           COM          77581P109     530      35,544 SH       Shared-Defined   1                35,544
SEABRIGHT INSURANCE HLDGS IN  COM          811656107   2,939     199,500 SH       Shared-Defined   1               199,500
SPECIALTY UNDERWRITERS ALLIA  COM          84751T309   1,803     424,300 SH       Shared-Defined   1               424,300
BANCORP INC DEL               COM          05969A105   1,930     159,738 SH       Shared-Defined   1               159,738
UNIONBANCAL CORP              COM          908906100   8,088     164,800 SH       Shared-Defined   1               164,800
UNITED FINANCIAL BANCORP INC  COM          91030T109   2,216     200,000 SH            Sole       NONE   200,000
UNITED FINANCIAL BANCORP INC  COM          91030T109   7,313     659,981 SH       Shared-Defined   1               659,981
VALIDUS HOLDINGS LTD          COM SHS      G9319H102   4,100     175,000 SH       Shared-Defined   1               175,000
WAUWATOSA HLDGS INC           COM          94348P108   2,236     187,900 SH       Shared-Defined   1               187,900
WHITE MTNS INS GROUP LTD      COM          G9618E107   6,000      12,500 SH       Shared-Defined   1                12,500
WILLIS LEASE FINANCE CORP     COM          970646105   3,644     289,925 SH            Sole       NONE   289,925
WILLIS LEASE FINANCE CORP     COM          970646105   8,074     642,350 SH       Shared-Defined   1               642,350
ZENITH NATL INS CORP          COM          989390109   8,965     250,000 SH       Shared-Defined   1               250,000

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